Parent Company Balance Sheets (Parenthetical) (Unaudited) - $ / shares	Jun. 30, 2017	Jun. 30, 2016
Condensed Financial Statements, Captions [Line Items]
Common stock, par value	$ 0.00625	$ 0.00625
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	2,411,070	2,399,435
Common stock, shares outstanding	2,411,070	2,399,435
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Common stock, par value	$ 0.00625	$ 0.00625
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	2,411,070	2,399,435
Common stock, shares outstanding	2,411,070	2,399,435